Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Class A common stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.001
Common Stock [Member] | Class A common stock [Member]
Common stock, shares authorized	700,000,000
Common stock, par or stated value per share | $ / shares	$ 0.001
Common stock, shares, issued	9,200,000
Common stock, shares, outstanding	9,200,000
Common Stock [Member] | Class B common stock [Member]
Common stock, shares authorized	100,000,000
Common stock, par or stated value per share | $ / shares	$ 0.001
Common stock, shares, issued	54,087,158
Common stock, shares, outstanding	54,087,158